Schedule of Maturities of Lease Liabilities (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
2024 (three months remaining)	$ 10,984
2025	43,934	44,456
2026	43,934	44,456
2027	10,983	44,456
Year Four		11,117
Year Five
Total lease payments	109,835	144,485
Less: amount of lease payments representing interest	(12,549)	(19,471)
Present value of future minimum lease payments	97,286	125,014
Less: current obligations under leases	(36,915)	(35,428)	$ (57,329)
Non-current obligations	$ 60,371	$ 89,586	$ 139,631